Share-based Compensation Plans and Shares Held in Trust (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
Summary of Share-based Compensation Expense

Share-based compensation expense	$ million
	2020	2019	2018
Equity-settled [A]	359	537	531
Total	359	537	531
[A] On an incidental basis awards may be cash-settled, where an equity settlement is not possible under local regulations.

Schedule of Share Awards Under the PSP and LTIP

Share awards under the PSP and LTIP
	Number of A shares (million)	Number of B shares (million)	Number of A ADSs (million)	Weighted Average remaining contractual life (years)
At January 1, 2020	29	10	8	1.0
Granted	10	4	3
Vested	(9)	(4)	(3)
Forfeited	(1)	—	—
At December 31, 2020	29	10	8	1.0
At January 1, 2019	30	12	8	1.0
Granted	11	3	3
Vested	(11)	(5)	(3)
Forfeited	(1)	—	—
At December 31, 2019	29	10	8	1.0